Operations	12 Months Ended
Dec. 31, 2020
Disclosure of joint operations [abstract]
Operations	OPERATIONS
Azul S.A. (“Azul” or “Company”) is a corporation governed by its bylaws, by Law No. 6,404/76 and by the corporate governance level 2 listing regulation of B3 S.A. – Brasil, Bolsa, Balcão (“B3”). The Company was incorporated on January 3, 2008, and its core business comprises the operation of regular and non-regular airline passenger services, cargo or mail, passenger charter, provision of maintenance and hangarage services for aircraft, engines, parts and pieces, aircraft acquisition and lease, development of frequent-flyer programs, development of related activities and equity holding in other companies.
The Company carries out its activities through its subsidiaries, mainly Azul Linhas Aéreas Brasileiras S.A. (“ALAB”), which holds authorization from regulatory agencies to operate as an airline.
The Company’s shares are traded on B3 and on the New York Stock Exchange (“NYSE”) under tickers AZUL4 and AZUL, respectively.
The Company is headquartered at Avenida Marcos Penteado de Ulhôa Rodrigues, 939, 9º andar, in the city of Barueri, state of São Paulo, Brazil.
1.1    Shareholding structure
The Company’s shareholding structure at December 31, 2020 is as follows:
The Company’s shareholding structure and operating activities in which its subsidiaries are engaged at December 31, 2020 and 2019 and changes for the year are as follows:

				% equity interest
				December 31,
Company	Type of investment	Main activity	Country	2020	2019

TudoAzul S.A.	Direct	Loyalty programs	Brazil	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	Brazil	100.00%	100.00%
TwoTaxi Aéreo Ltda. (Azul Conecta) (a)	Indirect	Airline operations	Brazil	100.00%	—
ATS Viagens e Turismo Ltda.	Indirect	Package holidays	Brazil	99.90%	99.90%
Fundo Garoupa (b)	Indirect	Exclusive investment fund	Brazil	—	100.00%
Fundo Safira	Indirect	Exclusive investment fund	Brazil	100.00%	100.00%
Cruzeiro Participações S.A	Indirect	Holding of equity interests in other companies	Brazil	99.90%	99.90%
Azul Investments LLP	Indirect	Funding	USA	100.00%	100.00%
Azul SOL LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance 2 LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Blue Sabiá LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela Investments LLC (Canela)	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela 407 LLC ( c)	Indirect	Aircraft financing	USA	—	100.00%
Canela 429 LLC ( c)	Indirect	Aircraft financing	USA	—	100.00%
Canela Turbo Three LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Global AzulAirProjects, SGPS, S.A. (Global) (d)	Indirect	Equity holoding in other companies	Portugal	—	45.45%
Daraland S.A. (e)	Indirect	Holding	Uruguay	—	100.00%
Encenta S.A. (Azul Uruguai) (e)	Indirect	Airline operations	Uruguay	—	100.00%
Azul Saíra LLC (f)	Indirect	Aircraft financing	USA	100.00%	—

(a)	Subsidiary acquired on May 14, 2020 (see Note 2).
(b)	Investment fund closed in January 2020.
(c)	Subsidiaries closed in August 2020.
(d)	Divestiture in October 2020.
(e)	Subsidiary closed in December 2020.
(f)	Subsidiary established on December 7, 2020.
On December 7, 2020, the wholly-owned subsidiary of subsidiary ALAB, Azul Saíra, which is a co-lessor in the sublease contract entered with Breeze Airways, was established as detailed in Note 22.6.
1.2.    Impacts of the COVID-19 pandemic
The beginning of 2020 brought a favorable environment to the Company with a good performance of sales and revenues, announcement of the new route to New York, and win of new key customers in the cargo transport. However, beginning March 11, 2020, when the World Health Organization (“WHO”) classified the COVID-19 disease as a “public health emergency of international concern” and declared it a pandemic, a sharp rupture was noted in the global economic activity, unleashing an unprecedented economic crisis.
The speed of spread and contagion of the disease has caused countries around the world, including Brazil, to adopt measures to recommend social distancing, travel restrictions and the closure of borders. As a consequence, the airline industry was one of the first and hardest hit in its operations and results.
In order to face this absolutely challenging scenario, the Company, through its Executive Committee, started to monitor and establish operational and financial strategies to go through this period of crisis until the resumption of operations. The communication of these strategies was made in detail to the public through documents, whether Material News Release or Statements to the Market. The main actions include the following:
1.2.1 Resizing of the airline network
One of the first and most important actions taken by Management in response to the economic crisis unleashed by the COVID-19 pandemic was the resizing of its airline network, with reductions in capacity that reached its peak in April 2020. At this moment, the volume of ASKs offered in the domestic market accounted for only 13% of the volume of the same period of 2019, represented by approximately 70 daily flights, and in turn the demand reduced to 11% of the total of the previous year.
Since the beginning of the pandemic, Management has monitored the resumption of demand and managed the offer of flights, reaching in December 2020, in the domestic market, 93% of the volume of ASKs offered in the domestic market in the same period of 2019, while demand corresponded to 91%. According to data from FlightRadar24, Brazil is one of the countries with the highest speed of recovery in the domestic commercial aviation market. During the year, the recovery of demand and supply in the domestic market compared to 2019 developed as shown graphically below:
Source: ANAC
The Company's Management continuously monitors all developments related to the COVID-19 pandemic, and will continue to make adjustments to the flight offer, if necessary, prioritizing above all the health and safety of all its crew and customers.
1.2.2 Cost reductions
During the year, the Company adopted several measures to reduce its fixed and variable costs, among which the following stand out:
•Suspension of hiring new crew members in the period between March and August 2020;
•Launch of an unpaid leave program, with the adhesion of more than 10,000 crew members, for periods between 30 and 120 days;
•Reduction of 50% to 100% in salaries for executive committee members and directors and of 25% for managers for the period between March and July 2020;
•Reduction of salary expenses by 65% in the period between March and August 2020, due to adherence to Provisional Executive Order 936/20; and
•Collective labor agreement to reduce the working hours of pilots and flight attendants for 18 months, starting in June 2020, ended at the end of 2020, due to the speed of resumption of operations in the domestic market.
1.2.3 Strengthening of cash and liquidity
Throughout the year, with the evolution of the pandemic, Management acted to preserve the liquidity in face of the crisis, establishing new agreements with suppliers, bank creditors and lessors, as well as accessing the capital market through issuance of debentures, as highlighted below:
•Postponement of payment of the profit sharing of 2019;
•Negotiation of new payment conditions with suppliers for cash preservation;
•Suspension of business travels and discretionary expenses;
•Negotiation to reduce aircraft parking fees;
•Agreement for postponement the delivery of 59 aircraft model E2;
•Agreement with lessors resulting in a reduction of approximately 77% of the cash outflow for the period between April and December 2020, offset by slightly higher amounts from 2023 and extension of the contractual terms. As from such renegotiations, in accordance with the requirements of IFRS 16 – Leases, these contracts were remeasured and the lease liabilities reduced by R$5,701,928 (see Note 17);
•Renegotiation of the conditions and maturities of debentures and obligations of FINAME; and
•Issuance of debentures convertible into shares in the amount of R$1,745,900 with maturity in 5 years and interest of 7.5% in the first year and 6.0% from the second year, with semiannual settlements.
1.2.4 Support from government and regulators
Since the beginning of the pandemic, state and federal governments and regulators took certain actions in support of airline companies. Among these actions, the following stand out:
•Enactment of Provisional Executive Order No. 925/20, converted into Law No. 14,034/20, which extended the period for rebooking trips to a period of up to 18 months, as well as extended to 12 months, counted from the flight cancellation date, deadline for repayment;
•Change in the deadline for payment of navigation and airport fees;
•Granting of a waiver for canceling slots using the regularity index, in line with a similar decision with other civil aviation organizations and authorities; and
•Extension by 120 days to renew the qualifications of the technical crew.
1.2.5 Support to the society and care with crew and customers
•Free transportation of health professionals;
•Maximizing the use of the Tapete Azul to avoid agglomerations on boarding;
•Landing organized by rows to avoid crowds within the aircraft;
•Use of a mask by all our crew and daily check of body temperature;
•Distribution of hand sanitizer to our customers;
•Implementation of Honeywell's ultraviolet ray cleaning system in our aircraft; and
•Free transport of vaccines to the cities where we operate.
1.2.6 COVID-19 impacts on the consolidated financial statements
Taking into consideration the economic scenario and the risks and uncertainties from the impacts of the economic and sanitary crisis unleashed by the COVID-19 pandemic, the following adjustments were recorded during the year:

Description of adjustments		December 31, 2020

Decrease in lease liabilities	(a)	5,701,928
Write-off of right of use (leased property and equipment)	(a)	(4,799,040)
Loss on fair value of conversion right – TAP Bond	(b)	(637,639)
Interest expense on reimbursement to customers	(c)	(8,800)
Effect on profit for the year		256,449

Reclassifications		December 31, 2020

Airline traffic liability	(c)	(212,542)
Obligations with reimbursement to customers	(c)	212,542

(a)
During the year, the Company renegotiated 96% of the aircraft and engine lease contracts. Such renegotiations included the deferral of payments and changes in contractual terms, and as a consequence, it was necessary to apply the requirements for contractual modification contained in IFRS 16 – Leases, which resulted in the reduction of the lease liability and the right-of-use assets, the difference was recognized in the statements of operations for the year.

(b)
On August 10, 2020, as informed at the Extraordinary General Meeting, due to the crisis caused by the COVID-19 pandemic, the Portugal Government's negotiated an aid of €1.2 billion for the airline TAP with the European Commission, conditional upon, among other factors, eliminating the right to convert senior bonds, since they would not be diluted by the Portugal Government's financial contribution. As a consequence, the elimination of the conversion right resulted in a loss recognized in the consolidated statement of operations of R$637,639, recorded under “Result from related party transactions, net”; and

(c)	The amounts corresponding to customer reimbursement obligations, provided for in Law No. 14,034/20, resulting from flight cancellation, were reclassified to the line item of reimbursement to customers, in current liabilities, and subsequently adjusted by the National Consumer Price Index (“INPC”).
1.3.    Capital structure and net working capital
At December 31, 2020, the Company had a negative equity position of R$14,148,750 (R$3,519,174 at December 31, 2019). The variation in the balance is mainly due to the following factors:
•Strong reduction in demand for airline tickets as a result of the COVID-19 pandemic;
•Devaluation of 28.9% of the real against the U.S. dollar, in the year ended December 31, 2020, from R$4.0307 to R$5.1967, which significantly impacted the Company's result through the foreign currency exchange, net expense in the amount of R$4,302,540, recorded in the financial result, and increased fuel, maintenance and interest costs with lease arrangements indexed to foreign currency; and
•Increase in financial expenses due to the issuance of convertible debentures, which, due to the appreciation of the Company's shares, generated an unrealized mark-to-market expenses in connection to the conversion right of R$755,354.
In turn, consolidated net current liabilities increased by R$2,071,919, reaching a negative position of R$4,795,208 at December 31, 2020 (R$2,723,289 at December 31, 2019). The variation in the balance is related to the following factors:
•Significant reduction in the position of accounts receivable due to the social distancing behavior adopted by our customers during the COVID-19 pandemic;
•Increase in obligations to suppliers due mainly to the negotiations carried out by the Company during the crisis; and
•Significant increase in lease obligations, loans, provisions for redelivery and onerous contracts, also impacted by the 28.9% devaluation of the real against the U.S. dollar.
The Company's management has taken several actions to obtain additional sources of liquidity, together with measures to contain non-essential operating expenses and cash outflows.
Such actions have proven to be efficient to withstand the economic slowdown presented due to the COVID-19 pandemic. Among them, the following stand out: the deferral through the renegotiation of 96% of the contracts that represents lease obligations, renegotiation of financial debts such as debentures and obligations with derivatives and, finally, on November 12, 2020, the Company concluded the process of issuing convertible debentures, raising a total of R$1,745,900, increasing the liquidity and expanding the business, as detailed in Note 16.
Management continuously monitors the effects of the crisis and will continue to adopt measures to strengthen its cash position.
Management also evaluated and concluded that the Company is in a position to continue its operations and comply with its obligations, according to the contracted maturities. This assessment is based on the Company's business plan, approved by the Board of Directors on December 10, 2020, which in turn includes planned future actions, macroeconomic and aviation sector assumptions, such as growth in gross domestic product, exchange rate and fuel price estimation.
Based on this conclusion, these financial statements were prepared based on the principle of going concern.
1.4.    Acceleration of fleet transformation
In the last quarter of 2019, the Company’s management approved the Embraer E195 phase-out plan (“E1”). The objective of the plan was to accelerate the replacement of its entire domestic E2 fleet, allowing the transport of a greater number of passengers with lower operating cost and less environmental impact, especially due to less fuel consumption. On the same date, the Company entered into agreements with the intention to sub-lease the E1 aircraft to other airlines operators. The change in the intended use of the aircraft triggered an impairment review that resulted in the recognition of impairment of these assets of R$2,075,582 and the constitution of an onerous liability of R$821,751 at that time.
The COVID-19 pandemic triggered the postponement of aircraft delivery plans to sub-lessors. It should be noted that the signed letters of intent are still valid. In December 2020, the first aircraft was delivered according to the sublease agreement signed with Breeze Airways, and others units are scheduled to be delivered in 2021.
At December 31, 2020, in the impairment calculation there are 51 aircraft and 4 engines (54 aircraft and 4 engines at December 31, 2019) and considering the updating of the Company's macroeconomic assumptions and business plans, the changes in the provision and the corresponding accounting balances are shown below:
The main assumptions used in the analysis included:
•Sublease revenue;
•Delivery and maintenance costs;
•residual value for own aircraft and under finance lease at the end of sublease contracts;
•Exchange rate;
•Pre-tax discount rate
1.4.1 Breakdown of balances of provision for impairment and onerous liability

	December 31,
Description	2020	2019

Provision for impairment of ROU	(706,614)	(1,351,431)
Provision for impairment of aircraft and engines	(211,062)	(171,050)
Provision for impairment of rotables	(225,797)	(509,725)
Provision for impairment of inventories	(18,334)	(14,784)
Provision for impairment of other assets	(56,741)	(28,592)
Total provision for impairment of Company assets	(1,218,548)	(2,075,582)
Provision for onerous liabilities	(1,340,522)	(821,751)
1.4.2 Rollforward of the provision for impairment and onerous liability

Description	Impairment of assets	Onerous liabilities	Total

Balance at December 31, 2019	(2,075,582)	(821,751)	(2,897,333)
Foreign currency exchange	—	(213,280)	(213,280)
Interest expense – adjustment of the provision for onerous liabilities	—	(206,011)	(206,011)
Addtiions of onerous liabilities	—	(362,426)	(362,426)
Consumption of aircraft material and rotables / onerous liabilities	272,006	262,946	534,952
Maintenance reserve	(20,486)	—	(20,486)
Sale of aircraft	13,123	—	13,123
Renegotiation of lease contracts (lease modification)	581,926	—	581,926
Other	10,465	—	10,465
Balance at December 31, 2020	(1,218,548)	(1,340,522)	(2,559,070)
1.5    Seasonality
The Company's operating revenues depend substantially on the general volume of passenger and cargo traffic, which is subject to seasonal changes. Our passenger revenues are generally higher during the summer and winter holidays, in January and July respectively, and in the last two weeks of December, which corresponds to the holiday season. Considering the distribution of fixed costs, this seasonality tends to cause variations in operating results between the quarters of the fiscal year.